Long-term investments -Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Net assets	$ 86,202	$ 174,685
Development loans receivable	31,468	21,804
Performance guarantees and other commitments on behalf of VIEs	409,232	965,291
APUC's maximum exposure in regard to VIE's	$ 526,902	$ 1,161,780